Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases

11.Leases

On November 1, 2021, Babylon Inc. entered into a sublease agreement for 37,883 rentable square feet of office space in Austin, Texas. The lease commenced on February 1, 2022 when we obtained access to the property and will automatically terminate on March 31, 2029. Minimum payments for the non-cancellable lease term are $16.6 million. The Company uses the office space as its United States headquarters with capacity for approximately 200 employees.

In January 2022, Babylon Healthcare Services Limited entered into two lease agreements for clinic space in London, United Kingdom. The leases commenced on January 6, 2022 and January 14, 2022 when we obtained access to the properties and will automatically terminate on January 6, 2032 and July 13, 2032, respectively. Minimum payments for the lease terms are $6.3 million and $7.0 million, respectively. The Company intends to use the properties as clinics as part of the Company’s operations.

25.Leases

The Group leases several assets which consist of buildings and IT equipment. The Group recognizes right-of-use assets and lease liabilities for its building leases only, as the leases for IT equipment meet the exemption requirements as short-term leases and leases of low-value assets. Therefore, the disclosures below for the Group’s right-of-use assets relate only to buildings.

Right-of-use asset	$’000
Cost
Balance at January 1, 2020	6,501
Additions to right-of-use-assets	2,300
Reclassification to assets held for sale	(872)
Effect of change in foreign currency	228
Balance at December 31, 2020	8,157
Balance at January 1, 2021	8,157
Additions to right-of-use-assets	11,399
Disposals	(4,291)
Effect of change in foreign currency	(166)
Balance at December 31, 2021	15,099
Amortization
Balance at January 1, 2020	1,272
Amortization charge for the year	2,430
Reclassification to assets held for sale	(243)
Effect of change in foreign currency	184
Balance at December 31, 2020	3,643
Balance at January 1, 2021	3,643
Amortization charge for the year	3,929
Disposals	(4,291)
Effect of change in foreign currency	(25)
Balance at December 31, 2021	3,256
Net book value
Balance at January 1, 2020	5,229
Balance at December 31, 2020 and January 1, 2021	4,514
Balance at December 31, 2021	11,843

Lease liability	$’000
Balance at January 1, 2020	3,583
Additions to lease liabilities	2,362
Interest expense on lease liabilities(i)	572
Payments on leases	(1,541)
Reclassification to liabilities associated with the assets held for sale	(607)
Effect of change in foreign currency	130
Balance at December 31, 2020	4,499
Balance at January 1, 2021	4,499
Additions to lease liabilities	11,826
Interest expense on lease liabilities(i)	617
Payments on leases	(4,156)
Reclassification to liabilities associated with the assets held for sale	—
Effect of change in foreign currency	(154)
Balance at December 31, 2021	12,632
(i)	Interest paid on lease liabilities are presented within cash flows from financing activities.

In March 2020, the Group renewed its head office lease to December 2022 with intention to hand in notice and vacate in 2021. As such, a lease modification was applied in 2020 as per IFRS 16 to extend the lease to the intended exit date. The Group entered into a new lease agreement for four floors of a building facility as the head office in London. The commencement date of the lease was in June 2021, with the initial term of the lease being 39 months. The lease provides for an annual rent of $4.9 million after a twelve-month rent-free period following the lease commencement date.

When measuring the lease liabilities, the Group discounted lease payments using its incremental borrowing rate. The weighted-average rate applied is 12.0%.

The following amounts have been recognized in the Consolidated Statement of Profit and Loss for which the Group is a lessee:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Depreciation expense on right-of-use assets	3,929	2,430	1,272
Interest expense on lease liabilities	617	572	265
Expenses relating to short term leases	2,489	4,756	6,127
Profit and loss impact	7,035	7,758	7,664

The following table provides the undiscounted maturities of lease liabilities:

	As of December 31,
	2021	2020
	$’000	$’000
Less than one year	4,595	2,348
One to two years	5,612	684
Two to three years	4,290	598
Three to four years	362	572
Four to five years	371	375
More than five years	705	1,282
Total	15,935	5,859